Loans Payable to Third Parties - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) Agreement	Dec. 31, 2020 USD ($) Agreement	Dec. 31, 2019 CNY (¥) Agreement	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Advance from third parties	¥ 15,670
Repayments		¥ 19,500		¥ 133,200
Repayments		250,900
Rate of interests	4.75%
Loan agreement term	12 months
Percentage of equity interests pledged				100.00%
Interest expense		80,319	$ 12,309	¥ 71,099	¥ 51,901
Amended Agreement One
Debt Instrument [Line Items]
Advance from third parties		¥ 100,000
Debt instrument, maturity date		May 31, 2021	May 31, 2021
Amended Agreement Two
Debt Instrument [Line Items]
Advance from third parties		¥ 20,886
Debt instrument, maturity date		Jun. 30, 2022	Jun. 30, 2022
Loan Agreement [Member] | Prepshine HK or Mr. Yunlong Sha [Member]
Debt Instrument [Line Items]
Debt default long term debt payment amount | $						$ 10,000
Number Of Loan Agreement Defaults | Agreement		1	1
Puxin Education
Debt Instrument [Line Items]
Advance from third parties		¥ 220,046		¥ 162,938
Repayments		¥ 42,052
Percentage of equity interests pledged		70.00%				70.00%
Number of other loan agreements | Agreement		6	6	3
Puxin Education | Loans
Debt Instrument [Line Items]
Interest expense		¥ 39,336		¥ 20,451	¥ 2,433
Puxin Education | Minimum
Debt Instrument [Line Items]
Rate of interests		0.00%	0.00%	0.00%
Loan agreement term		12 months	12 months	6 months
Puxin Education | Maximum
Debt Instrument [Line Items]
Repayments		¥ 2,501
Rate of interests		15.00%	15.00%	14.00%
Loan agreement term		36 months	36 months	12 months
Percentage of equity interests pledged		70.00%		100.00%		70.00%
Puxin Education | Taiyuan Puxin Art, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song
Debt Instrument [Line Items]
Advance from third parties		¥ 106,100		¥ 384,100
Puxin Education | Taiyuan Puxin Art, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song | Minimum
Debt Instrument [Line Items]
Rate of interests		7.00%	7.00%	7.00%
Loan agreement term		3 months	3 months	3 months
Puxin Education | Taiyuan Puxin Art, Shanghai GEDU, Mr. Yunlong Sha and Ms. Wenjing Song | Maximum
Debt Instrument [Line Items]
Rate of interests		9.20%	9.20%	9.50%
Loan agreement term		12 months	12 months	12 months